PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,238	$ 8,959
Property and equipment, accumulated depreciation	6,587	6,850
Property and equipment, net	1,651	2,109
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,767	2,924
Property and equipment, accumulated depreciation	1,846	1,841
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,636	2,861
Property and equipment, accumulated depreciation	2,322	2,366
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	289	580
Property and equipment, accumulated depreciation	179	414
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	257	244
Property and equipment, accumulated depreciation	219	192
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,289	2,350
Property and equipment, accumulated depreciation	$ 2,021	$ 2,037